Note 6 - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill, Acquired During Period		$ 55
Foreign currency adjustment	$ (5)	(5)
Add: goodwill	$ 45	$ 50